Condensed Financial Information of the Parent Company - Condensed Balance Sheets (Parenthetical) (Detail) - $ / shares		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value		$ 0.0025	$ 0.0025
Ordinary shares, shares authorized		400,000,000,000	400,000,000,000
Ordinary shares, shares issued		479,219,628	475,706,748
Ordinary shares, shares outstanding	[1]	479,219,628	475,706,748	472,225,380	468,563,424
Parent Company [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value		$ 0.0025	$ 0.0025
Ordinary shares, shares authorized		400,000,000,000	400,000,000,000
Ordinary shares, shares issued		479,219,628	475,706,748
Ordinary shares, shares outstanding		479,219,628	475,706,748

[1]	Par value per share and the number of shares have been retrospectively adjusted for the Share Subdivision and the ADS Ratio Change that were effective on February 5, 2021 as detailed in Note 2(a) and Note 22.